SCHEDULE OF SHARE BASED COMPENSATION STOCK OPTIONS ACTIVITY (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Equity [Abstract]
Number of Shares, Outstanding, Beginning balance	0.059	0.059
Weighted Average Price Per Share, Outstanding, Beginning balance	$ 4,533,000	$ 13,730,000
Number of Shares, Issued
Weighted Average Price Per Share, Issued
Number of Shares, Exercised
Weighted Average Price Per Share, Exercised
Number of Shares, Expired
Weighted Average Price Per Share, Expired
Number of Shares, Outstanding, Ending balance	0.059	0.059
Weighted Average Price Per Share, Outstanding, Ending balance	$ 4,533,000	$ 4,533,000
Number of Shares, Exercisable, Ending balance	0.059
Weighted Average Price Per Share, Exercisable, Ending balance	$ 4,533,000
Weighted average remaining contractual term	5 years 10 months 17 days
Weighted average fair value of options granted during the period	0 years
Aggregate intrinsic value